Stock Option Plan - Summary of information about stock options outstanding (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding		804,505	544,505
Options Outstanding Weighted Average Exercise Price		$ 1.39	$ 1.82
Number Of Options Exercisable		710,437
Options Exercisable Weighted Average Exercise Price		$ 1.29
2010 Stock Option Plan (the "Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding	766,340	804,505
Options Outstanding Weighted Average Remaining Contractual Life (Years)	2 years 11 months 19 days	3 years 2 months 1 day
Options Outstanding Weighted Average Exercise Price	$ 0.95	$ 1.39
Number Of Options Exercisable	717,053	710,437
Options Exercisable Weighted Average Remaining Contractual Life (Years)	2 years 9 months 29 days	2 years 7 months 24 days
Options Exercisable Weighted Average Exercise Price	$ 0.91	$ 1.29
2010 Stock Option Plan (the "Plan") | Exercise Price $ 0.40 - 0.53 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range of Exercise Prices	$ 0.40
Maximum Range of Exercise Prices	$ 0.53
Number Of Options Outstanding	532,475
Options Outstanding Weighted Average Remaining Contractual Life (Years)	2 years 4 months 21 days
Options Outstanding Weighted Average Exercise Price	$ 0.49
Number Of Options Exercisable	513,607
Options Exercisable Weighted Average Remaining Contractual Life (Years)	2 years 4 months 24 days
Options Exercisable Weighted Average Exercise Price	$ 0.48
2010 Stock Option Plan (the "Plan") | Exercise Price $ 0.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding		260,000
Options Outstanding Weighted Average Remaining Contractual Life (Years)		2 years 10 months 24 days
Options Outstanding Weighted Average Exercise Price		$ 0.50
Number Of Options Exercisable		260,000
Options Exercisable Weighted Average Remaining Contractual Life (Years)		2 years 10 months 24 days
Options Exercisable Weighted Average Exercise Price		$ 0.50
2010 Stock Option Plan (the "Plan") | Exercise Price $ 1.33 - 2.03 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range of Exercise Prices	$ 1.33	$ 1.33
Maximum Range of Exercise Prices	$ 2.03	$ 2.03
Number Of Options Outstanding	122,730	365,620	178,885
Options Outstanding Weighted Average Remaining Contractual Life (Years)	2 years 3 months	1 year 3 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 1.90	$ 1.65	$ 2.16
Number Of Options Exercisable	122,730	359,524	60,460
Options Exercisable Weighted Average Remaining Contractual Life (Years)	2 years 3 months	1 year 3 months 18 days
Options Exercisable Weighted Average Exercise Price	$ 1.90	$ 1.64	$ 1.37
2010 Stock Option Plan (the "Plan") | Exercise price $ 2.06 - 4.34 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range of Exercise Prices	$ 2.06	$ 2.06
Maximum Range of Exercise Prices	$ 4.34	$ 4.34
Number Of Options Outstanding	111,135	178,885
Options Outstanding Weighted Average Remaining Contractual Life (Years)	6 years 6 months 11 days	7 years 4 months 6 days
Options Outstanding Weighted Average Exercise Price	$ 2.16	$ 2.16
Number Of Options Exercisable	80,716	90,913
Options Exercisable Weighted Average Remaining Contractual Life (Years)	6 years 5 months 19 days	7 years 3 months 15 days
Options Exercisable Weighted Average Exercise Price	$ 2.16	$ 2.16